Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	$ (216,611)	$ (409,254)	$ (2,811,094)